Information about financial instruments - Narrative (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) uSD_to_EUR	Dec. 31, 2025 USD ($) uSD_to_GBP	Dec. 31, 2025 USD ($) uSD_to_SGD	Dec. 31, 2025 USD ($) uSD_to_NIS	Dec. 31, 2025 USD ($) uSD_To_CHF	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) bank	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) uSD_to_EUR	Dec. 31, 2024 USD ($) uSD_to_GBP	Dec. 31, 2024 USD ($) uSD_to_SGD	Dec. 31, 2024 USD ($) uSD_to_NIS	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) uSD_to_EUR	Dec. 31, 2023 USD ($) uSD_to_GBP	Dec. 31, 2023 USD ($) uSD_to_SGD	Dec. 31, 2023 USD ($) uSD_to_NIS	Apr. 26, 2024 USD ($)	Apr. 22, 2024 USD ($)	Apr. 09, 2024 USD ($)	Feb. 12, 2024 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about financial instruments [line items]
Increase in volatility rate used in sensitivity analysis, percent	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Decrease in volatility rate used in sensitivity analysis, percent	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Sensitivity analysis, increase in volatility rate, impact on in derivative fair value increase in volatility rate		$ 500,000
Sensitivity analysis, increase in volatility rate, impact on in derivative fair value increase in volatility rate, percent								4.60%
sensitivity analysis, decrease in volatility rate, impact on in derivative fair value increase in volatility rate		800,000
Sensitivity analysis, increase in volatility rate, impact on in derivative fair value increase in volatility rate, percent								7.40%
Net gain (loss) on cash flow hedge		113,000								$ (183,000)					$ (76,000)
Loss transferred from other comprehensive income to the statement of operations		102,000								44,000					139,000
Gain (loss) related to ineffective position of hedging instrument		0
Derivative maturity period	12 months
Cash and cash equivalents	$ 13,386,000	13,386,000	$ 13,386,000	$ 13,386,000	$ 13,386,000	$ 13,386,000	$ 13,386,000	$ 13,386,000	$ 13,386,000	9,093,000	$ 9,093,000	$ 9,093,000	$ 9,093,000	$ 9,093,000	5,705,000	$ 5,705,000	$ 5,705,000	$ 5,705,000	$ 5,705,000					$ 5,671,000
Notional amount																				$ 41,315,000	$ 5,000,000	$ 54,935,000	$ 9,000,000.0
Volatility Rate								140.60%
Fair value	17,621,000	17,621,000	$ 17,621,000	$ 17,621,000	$ 17,621,000	$ 17,621,000	$ 17,621,000	$ 17,621,000	17,621,000	67,760,000	$ 67,760,000	$ 67,760,000	$ 67,760,000	$ 67,760,000	15,182,000	$ 15,182,000	$ 15,182,000	$ 15,182,000	$ 15,182,000
Average rate			1.1293	1.3190	0.7652	0.2902	1.2053				1.0821	1.2794	0.7485	0.2703		1.0816	1.2435	0.7447	0.2716
Digital assets held	6,800,000	6,800,000	$ 6,800,000	$ 6,800,000	$ 6,800,000	$ 6,800,000	$ 6,800,000	6,800,000	6,800,000
Contract liabilities	204,000	204,000	204,000	204,000	204,000	204,000	204,000	204,000	204,000	300,000	$ 300,000	$ 300,000	$ 300,000	$ 300,000	190,000	$ 190,000	$ 190,000	$ 190,000	$ 190,000
Fair value	87,147,000	87,147,000	87,147,000	87,147,000	87,147,000	87,147,000	87,147,000	87,147,000	87,147,000	22,548,000	22,548,000	22,548,000	22,548,000	22,548,000	98,281,000	98,281,000	98,281,000	98,281,000	98,281,000
Convertible debt | Interest-bearing loans and borrowings:
Disclosure of detailed information about financial instruments [line items]
Fair value	56,422,000	56,422,000	56,422,000	56,422,000	56,422,000	56,422,000	56,422,000	56,422,000	56,422,000	0	0	0	0	0	52,111,111	52,111,111	52,111,111	52,111,111	52,111,111
Available-for-sale financial assets | Long-term investments
Disclosure of detailed information about financial instruments [line items]
Fair value	409,000	409,000	409,000	409,000	409,000	409,000	409,000	409,000	409,000	353,000	353,000	353,000	353,000	353,000	360,000	360,000	360,000	360,000	360,000
Euro denominated accounts
Disclosure of detailed information about financial instruments [line items]
Notional amount	3,004,000	3,004,000	3,004,000	3,004,000	3,004,000	3,004,000	3,004,000	3,004,000	3,004,000	4,292,000	4,292,000	4,292,000	4,292,000	4,292,000	12,957,000	12,957,000	12,957,000	12,957,000	12,957,000
Currencies Other Than US Dollar
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	628,000	628,000	628,000	628,000	628,000	628,000	628,000	$ 628,000	$ 628,000	904,000	904,000	904,000	904,000	904,000	455,000	455,000	455,000	455,000	455,000
Foreign currency risk
Disclosure of detailed information about financial instruments [line items]
Reasonably possible change in risk variable, percent								10.00%
Average rate								1.1190
Impact of change in the corresponding risk variable on operating expenses		2,500,000
Foreign currency risk | U.S. dollar denominated accounts
Disclosure of detailed information about financial instruments [line items]
Percentage of total revenues								100.00%
Percentage of total cost of sales								93.00%
Foreign currency risk | Euro denominated accounts
Disclosure of detailed information about financial instruments [line items]
Percentage of operating expenses								41.00%
Credit risk
Disclosure of detailed information about financial instruments [line items]
Number of banks | bank									3
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Contract liabilities	$ 3,943,000	$ 3,943,000	$ 3,943,000	$ 3,943,000	$ 3,943,000	$ 3,943,000	$ 3,943,000	$ 3,943,000	$ 3,943,000	$ 10,712,000	$ 10,712,000	$ 10,712,000	$ 10,712,000	$ 10,712,000	$ 5,486,000	$ 5,486,000	$ 5,486,000	$ 5,486,000	$ 5,486,000